Receivables - Investment in Impaired Receivables (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Retail [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	$ 200	$ 187
Recorded Investment, Total	326	416
Unpaid Principal Balance, Total	324	414
Average recorded investment, Total	362	443
Retail [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	43	41
With no related allowance recorded, Unpaid Principal Balance	42	40
Related Allowance, Total	17	18
With no related allowance recorded, Average recorded investment	42	37
With an allowance recorded, Recorded Investment	36	54
With an allowance recorded, Unpaid Principal Balance	35	53
With an allowance recorded, Average recorded investment	35	52
Retail [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment		74
With no related allowance recorded, Unpaid Principal Balance		74
Related Allowance, Total	165	167
With no related allowance recorded, Average recorded investment		79
With an allowance recorded, Recorded Investment	210	238
With an allowance recorded, Unpaid Principal Balance	210	238
With an allowance recorded, Average recorded investment	246	263
Retail [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	17
With an allowance recorded, Recorded Investment	31
With an allowance recorded, Unpaid Principal Balance	31
With an allowance recorded, Average recorded investment	33
Retail [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	1	2
With an allowance recorded, Recorded Investment	6	9
With an allowance recorded, Unpaid Principal Balance	6	9
With an allowance recorded, Average recorded investment	6	12
Wholesale [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	144	125
Recorded Investment, Total	540	767
Unpaid Principal Balance, Total	529	763
Average recorded investment, Total	540	824
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	5
With no related allowance recorded, Unpaid Principal Balance	5
Related Allowance, Total	4	3
With no related allowance recorded, Average recorded investment	6
With an allowance recorded, Recorded Investment	45	82
With an allowance recorded, Unpaid Principal Balance	45	82
With an allowance recorded, Average recorded investment	44	92
Wholesale [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment		33
With no related allowance recorded, Unpaid Principal Balance		33
Related Allowance, Total	127	95
With no related allowance recorded, Average recorded investment		35
With an allowance recorded, Recorded Investment	4,258	607
With an allowance recorded, Unpaid Principal Balance	428	607
With an allowance recorded, Average recorded investment	437	657
Wholesale [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	9	7
With an allowance recorded, Recorded Investment	40	25
With an allowance recorded, Unpaid Principal Balance	29	21
With an allowance recorded, Average recorded investment	32	22
Wholesale [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	4	20
With an allowance recorded, Recorded Investment	22	20
With an allowance recorded, Unpaid Principal Balance	22	20
With an allowance recorded, Average recorded investment	$ 21	$ 18